UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2001

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-753-6315
Signature, Place, and date of signing:

	James P. Record	Boston, MA	February 12, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$147,379,000


List of Other Included Managers:

	No.	13F File Number	Name



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
                                      FORM 13F INFORMATION TABLE
                       VALUE  SHARES/ SH/  PUT/INVSTMT OTHER             VOTING AUTHORITY
NAME OF TITLECUSIP     (X$1000PRN AMT PRN  CALLDSCRETN MANAGERS  SOLE    SHAREDNONE

ACLARA BCOM  00461P106     355   70000SH       SOLE                 70000
ADOLOR  COM  00724X102   16942  943830SH       SOLE                943830
AMDOCS  COM  G02602103   11499  338500SH       SOLE                338500
CISCO   COM  17275R102    2954  163159SH       SOLE                163159
CLEAR CHCOM  184502102   42912  842900SH       SOLE                842900
CONNETICCOM  208192104    2620  220180SH       SOLE                220180
DECODE GCOM  243586104    4271  435860SH       SOLE                435860
DENDREONCOM  24823Q107    3891  386396SH       SOLE                386396
DIVERSA COM  255064107    3729  263564SH       SOLE                263564
DMC STRACOM  233221106    1463  188100SH       SOLE                188100
EPIPHANYCOM  26881V100    5889  676129SH       SOLE                676129
ESPERIONCOM  29664R106    3357  456707SH       SOLE                456707
GLOBESPACOM  927646109    1105   85304SH       SOLE                 85304
HOTJOBS COM  441474103    2996  288328SH       SOLE                288328
INSPIRE COM  457733103    2914  155706SH       SOLE                155706
INTERMUNCOM  45884X103   20154  409143SH       SOLE                409143
ISTA PHACOM  45031X105    3098  461109SH       SOLE                461109
JUNIPER COM  48203R104     559   29489SH       SOLE                 29489
KOSAN BICOM  50064W107    3745  468742SH       SOLE                468742
MEDTRONICOM  585055106    5121  100000SH       SOLE                100000
NATIONALCOM  637071101    4956  240496SH       SOLE                240496
ORAPHARMCOM  6.86E+110     590  131451SH       SOLE                131451
SCIQUESTCOM  80908Q107     298  176294SH       SOLE                176294
SELECT MCOM  816196109    1961  121987SH       SOLE                121987
